SHAREHOLDERS' EQUITY (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Maximum stock repurchase amount	₽ 14,935	₽ 22,622	₽ 21,773
Number of shares repurchased	57,719,394	81,251,382	75,708,384
Purchase of treasury shares	₽ 15,922	₽ 22,571	₽ 21,896
Common stock
Shareholders' equity
Ordinary shares authorized	1,998,381,575	1,998,381,575	1,998,381,575	1,998,381,575
Par value (in RUB per share)	₽ 0.1	₽ 0.1
Number of shares outstanding	1,772,834,153	1,830,742,676
Treasury stock
Shareholders' equity
Treasury stock shares	225,547,422	167,638,899	86,339,156	11,482,047
Purchase of treasury shares	₽ 15,922	₽ 22,567	₽ 21,896
Common stock and ADSs included in Tender Offer
Shareholders' equity
Maximum stock repurchase amount			₽ 4,647
Number of shares repurchased			16,022,364
Common stock and ADSs included in Tender Offer | Sistema Finance
Shareholders' equity
Maximum stock repurchase amount			₽ 4,651
Number of shares repurchased			16,038,892
Common stock and ADSs included in the Repurchase Plan
Shareholders' equity
Maximum stock repurchase amount	₽ 7,485	₽ 10,328	₽ 12,475
Number of shares repurchased	28,790,050	35,981,664	43,647,128
Common stock and ADSs included in the Repurchase Plan | Sistema Finance
Shareholders' equity
Maximum stock repurchase amount	₽ 7,450	₽ 12,294
Number of shares repurchased	28,929,344	45,269,718